UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21122

Clarion Value Fund Master, LLC
(Exact name of registrant as specified in charter)

230 Park Avenue
New York, NY 10169
(Address of principal executive offices) (Zip code)

Daniel Heflin
Clarion Value Fund Master, LLC
230 Park Avenue
New York, NY 10169
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2500

Date of fiscal year end: October 31, 2009

Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Shareholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

ASIA / AUSTRALIA / CANADA / EUROPE / SOUTH AMERICA / UK / USA

ING CLARION CAPITAL
Clarion Value Fund, Inc.

SEMI-ANNUAL REPORT

APRIL 30, 2009 (UNAUDITED)

REAL ESTATE

ING

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

COVER PHOTO: Metro Park, Alexandria, Virginia

1   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

LETTER TO SHAREHOLDERS

June 2009

CLARION VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion Value Fund, Inc. (the “Fund”). This report covers the period from November 1, 2008 through April 30, 2009. As of April 30, 2009, the net asset value of the Clarion Value Fund Master, LLC (the “Master Fund”), into which all assets of the Fund are invested, was $223,027,113 which included investments in 143 fixed income securities, with a net investment value of $218,093,981 and $4,933,132 of cash and other assets (net of other liabilities). Performance information as of April 30, 2009 is presented below along with the performance for the benchmark of the Master Fund.

Annualized Return (as of April 30, 2009)	Trailing 1 Year	Trailing 5 Year	Since Fund Inception (1)

Clarion Value Fund, Inc.	-49.00%	-12.74%	1.49%
Barclays Capital Aggregate Bond Index (2)	3.84%	4.78%	6.74%

(1)	December 21, 1994
(2)	Formerly the Lehman Brothers Aggregate Bond Index

The compositional difference between the Master Fund and the Barclays Capital Aggregate Bond Index is still the largest factor affecting the relative underperformance of the Fund. The portfolio of the Master Fund is comprised almost entirely of CMBS while over 70% of the Barclays Capital Aggregate Bond Index is comprised of Treasuries, Agency MBS pass-throughs and Agency debentures.

Below is comparative performance information for the BBB component of the Barclays Capital Investment Grade CMBS Index.

Annualized Return (as of April 30, 2009)	Trailing 1 Year	Trailing 5 Year	Since Index Inception (1)

Clarion Value Fund, Inc.	-49.00%	-12.74%	-0.44%
Barclays Capital Investment Grade CMBS BBB Index (2)	-57.28%	-18.66%	-3.08%

(1)	The Barclays Capital Investment Grade CMBS Index was formed on January 1, 1997
(2)	Formerly the Lehman Brothers Investment Grade CMBS BBB Index

Market Overview

The fourth quarter of 2008 will be remembered for the steady flow of destabilizing events that roiled financial markets. Widespread investor uncertainty, coupled with heavy pressure to reduce leverage, led to heightened price volatility and selling pressure on equity, commodity, currency and credit-sensitive fixed income markets.

While the first half of 2009 has lacked the “game changing” events of 2008 (such as the demise of Lehman Brothers), the lack of clarity on future government actions coupled with continued signs of weakness in global economies and rating agency activities has led to significant price volatility for AAA CMBS. Driven by a combination of negative commercial real estate and CMBS specific news including increases in delinquencies (in the first quarter of 2009, the 60+ delinquency rate for securitized commercial mortgages rose from 0.93% to 1.58% and increased to 2.07% by the end of May), appraisal reductions on certain loans, changes in rating agency methodologies that led to widespread CMBS downgrades, the problems at GGP and the distressed sale of properties such as the John Hancock Tower, spreads on some recent vintage super-senior AAA CMBS moved as wide as 1500 bps, before tightening to roughly 1200 bps by the end of the first quarter. As some details of TALF and PPIP surfaced and it became apparent that AAA CMBS would be targeted by the programs, the AAA CMBS market followed the stock market higher in April and early May. However, in June, S&P announced plans to adjust their AAA CMBS rating methodology resulting in an expectation of large scale downgrades, dampening the rally as investors questioned the suitability of AAA CMBS for the government programs. By the end of May, spreads on recent vintage super-senior AAA CMBS had settled at roughly 700 bps.

2   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

With respect to CMBS classes rated below AAA, the spreads on such securities moved slightly wider across the board in the first half of 2009 due to an increasing shift in interest among CMBS buyers towards the highest-rated securities that may qualify for TALF and PPIP. Spreads on generic BBB CMBS spreads, for example, widened from roughly 8800 to 9000.

Commercial real estate loan sales and origination activity remained very light in the first half of 2009, as credit remains tight. Government programs such as PPIP that were intended to clean up balance sheets have generally impeded deal flow as potential sellers are choosing to retain assets until greater clarity is available on the pricing that will be available through the programs. Similarly, the recent changes to the mark to market accounting rules have temporarily reduced the pressure on certain balance sheet lenders to mark their assets to liquidation value.

We continue to believe that the concentration of the Master Fund in seasoned securities and securities with significant amounts of credit enhancement will benefit investors in the Fund. As of April 30, 2009, 93.7% of the non-AAA CMBS positions in the Master Fund were invested in 2005 and earlier vintages.

With a nominal yield to maturity of 62.4% and an average credit rating of A+ (as of April 30, 2009), we believe that the Fund offers strong value relative to other investment options.

If you have any questions regarding the Fund, please call me or Robert Kopchains at (212) 883-2692.

Regards,

Daniel Heflin
President

3   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PERFORMANCE OVERVIEW (unaudited)

Growth in Value of a $10,000 Investment in the Clarion Value Fund and the Barclays Capital Aggregate Bond Index
(December 31, 1994 to April 30, 2009)

The Barclays Capital Aggregate Bond Index[1] represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Barclays Capital Aggregate Bond Index[1] do not include the adverse effects of shareholder transactions costs and fund operating expenses. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

(1)	Formerly the Lehman Brothers Aggregate Bond Index.

4   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER1

ING Clarion Capital, LLC has over $4.0 billion in assets under management. ING Clarion Capital, LLC is an affiliate of ING Real Estate, the world’s largest real estate investment manager with $141 billion in real estate assets under management, including over $36 billion managed by ING Clarion - the U.S. arm of ING Real Estate. ING Clarion Capital, LLC has 50 employees and has been investing for its institutional clients since 1996 with a focus on real estate related debt. Operating out of its headquarters in New York, ING Clarion Capital, LLC is dedicated to debt investments and benefits from its affiliate’s (ING Clarion) real estate resources, including over 420 employees in the U.S. and a research team comprised of 9 people.

FUND OBJECTIVE

Clarion Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The majority of the securities in which the Master Fund invests are commercial mortgage backed securities with a maturity of 2 to 20 years. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

CLARION VALUE FUND MASTER, LLC

April 30, 2009
Net Asset Value	$223.0 MM
Portfolio Positions	143
Nominal Yield to Maturity	62.4%
Average Rating	A+
Spread to U.S. Treasury	6075 bps
Weighted Average Life	4.1 years
Average Modified Duration	2.3 years
Portfolio Distribution*:
CMBS	97.6%
Corporates	1.0%
Other (includes Treasuries)	1.4%

*	Portfolio Distribution is based on market value
[1]	All data are as of March 31, 2009

5   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HIGHLIGHTS (unaudited)
CLARION VALUE FUND MASTER, LLC
(As of April 30, 2009)

PORTFOLIO DISTRIBUTION1

COLLATERAL DISTRIBUTION1

(1)	Based on market value
Source: ING Clarion Capital, LLC and Trepp, LLC

6   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS
CLARION VALUE FUND, INC.

Per Share Operating Performance
For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006		Year Ended October 31, 2005

Net Asset Value, Beginning of Period	$4.48		$8.28		$9.35		$9.29		$9.80

Income from Investment Operations
Net Investment Income (1)	0.30		0.57		0.53		0.63		0.86
Net Realized and Unrealized Gain (Loss)	(1.58)		(3.87)		(1.06)		0.06		(0.22)

Total Income (Loss) from Investment Operations	(1.28)		(3.30)		(0.53)		0.69		0.64

Distributions
Net Investment Income	(0.26)		(0.50)		(0.54)		(0.63)		(0.86)
Capital Gains	—		—		—		—		(0.29)

Total Distributions	(0.26)		(0.50)		(0.54)		(0.63)		(1.15)

Net Asset Value, End of Period	$2.94		$4.48		$8.28		$9.35		$9.29

Total Investment Return (2)	(27.76	)%(3)	(41.58	)%(3)	(6.01	)%(3)	7.76%		7.19%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$200,780		$283,461		$401,512		$412,767		$510,008
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(6)	0.80	%(4)	0.80	%(4)	0.78	%(4)	0.77	%(4)
Ratio of Net Investment Income to Average Net Assets	20.00	%(4)(6)	8.21	%(4)	5.86	%(4)	5.78	%(4)	8.64	%(4)
Ratio of Voluntary Waived Fees and Expenses Assumed by the Adviser to Average Net Assets	0.26%		0.01%		0.01%		0.00%		0.00%
Portfolio Turnover Rate (5)	—		—		—		—		—

(1)	Calculated based upon average shares outstanding throughout the year.
(2)

Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value.

(3)	Total investment return would have been lower had certain fees not been waived during the year.
(4)	Includes the Fund’s share of expenses allocated from the Master Fund.
(5)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.
(6)	Annualized.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

7   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statement of Assets and Liabilities
April 30, 2009 (unaudited)

Assets
Investment in Clarion Value Fund Master, LLC (“Master Fund”), at Value	$200,838,114

Total Assets	200,838,114

Liabilities
Accrued Advisory Fee - Note C	29,781
Other Accrued Expenses	28,688

Total Liabilities	58,469

Net Assets	$200,779,645

Net Assets Consist of:
Paid in Capital	$544,767,457
Accumulated Undistributed Net Investment Income	10,173,977
Accumulated Net Realized Loss	(51,471,711)
Net Unrealized Depreciation	(302,690,078)

Net Assets	$200,779,645

Net Assets	$200,779,645
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	68,323,927
Net Asset Value Per Share	$2.94

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

8   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statement of Operations
For the Six Months Ended April 30, 2009 (unaudited)

Investment Income
Interest Income Allocated from the Master Fund	$20,093,048
Expenses Allocated from the Master Fund	(362,138)

Total Investment Income	19,730,910

Expenses
Advisory Fees - Note C	608,452
Audit Fees	26,303
Directors’ Fees	10,435
Transfer Agent Fees - Note E	8,793
Administrative Fees - Note D	5,951
Other Fees	5,287

Total Expenses	665,221
Waiver of Investment Advisory Fees - Note C	(254,721)

Net Expenses	410,500

Net Investment Income	19,320,410

Realized and Unrealized Loss on Investments Allocated from the Master Fund
Net Realized Loss on Investments Allocated from the Master Fund	(8,531,103)
Net Change in Unrealized Depreciation on Investments Allocated from the Master Fund	(89,999,593)

Net Loss on Investments	(98,530,696)

Net Decrease in Net Assets Resulting from Operations	$(79,210,286)

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

9   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statements of Changes In Net Assets

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Decrease in Net Assets Resulting from Operations:
Net Investment Income	$19,320,410	$32,095,473
Net Realized Loss	(8,531,103)	(46,944,884)
Net Change in Unrealized Depreciation	(89,999,593)	(177,292,246)

Net Decrease in Net Assets Resulting from Operations	(79,210,286)	(192,141,657)

Distributions from:
Net Investment Income	(17,040,279)	(28,451,432)

Capital Share Transactions:
Proceeds from Shares Issued	—	119,775,650
Proceeds from Reinvestment of Cash Dividends	14,621,214	24,335,950
Cost of Shares Repurchased	(1,052,067)	(41,569,396)

Net Increase from Capital Share Transactions	13,569,147	102,542,204

Total Decrease in Net Assets	(82,681,418)	(118,050,885)
Net Assets:
Beginning of Year	283,461,063	401,511,948

End of Period (including undistributed net investment income of $10,173,977 in 2009 and $7,893,846 in 2008, respectively)	$200,779,645	$283,461,063

Shares Issued and Redeemed:
Shares Issued	—	16,277,503
Reinvestment of Cash Dividends	5,399,893	3,830,659
Shares Redeemed	(401,651)	(5,281,109)

Net Increase in Capital Share Transactions	4,998,242	14,827,053

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

10   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC

Statement of Cash Flows
For the Six Months Ended April 30, 2009 (unaudited)

Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(79,210,286)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Decrease in Investment in the Master Fund	83,223,828
Net Change in Operating Assets and Liabilities:
Decrease in Accrued Advisory Fee	(554,636)
Increase in Other Accrued Expenses	12,226

Net Cash Provided by Operating Activities	3,471,132

Cash Flows from Financing Activities:*
Cash Redemptions Paid	(1,052,067)
Net Investment Income Distributions Paid	(2,419,065)

Net Cash Used in Financing Activities	(3,471,132)

Net Change in Cash	—
Cash at Beginning of Period	—

Cash at End of Period	—

*   Non-cash financing transactions not included herein consist of reinvestment of distributions of $14,621,214.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

11   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

April 30, 2009 (unaudited)

A.

Organization: The Clarion Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. The Fund’s common stock is not registered under the Securities Act of 1933.

The Fund is organized as a feeder fund in a “master/feeder fund” structure, and Clarion Value Fund Master, LLC (the “Master Fund”) is the master fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2009 the Fund’s proportionate interest in the net assets of the Master Fund was 90.2%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC and Clarion Value Reserve (BVI), L.P., which are also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.

Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in Note B1 to its financial statements which are attached herein.

2.

Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

3.

Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the requirements of Subchapter M and distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.

The adoption of FIN 48 had no impact on the operations of the Fund for the period ended April 30, 2009. Management has analyzed the Fund’s tax positions for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the financial statements. The Fund’s Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Fund does not have any state-sourced income and is not subject to income tax in any states.

As of and during the period ended April 30, 2009, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

12   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

B.	Summary of Significant Accounting Policies (continued):

4.

Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

	5.	Other: Transactions of interests in the Master Fund are accounted for on the trade date, the date the trade was executed.

C.

Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund’s investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the six months ended April 30, 2009, the Adviser waived fees of $254,721, pursuant to this provision.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Transfer Agent: Unified Fund Services, Inc. serves as the Fund’s Transfer Agent pursuant to a mutual fund services agreement.

F.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Recently Issued Accounting Pronouncements:

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the impact that SFAS 161 will have on the Fund’s financial statements.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statements and needed disclosures.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

13   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FUND EXPENSES (unaudited)
CLARION VALUE FUND, INC.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Clarion Value Fund, Inc.
Actual	$1,000.00	$722.41	0.80%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

*

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 4/30/09. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2730 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

14   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS
CLARION VALUE FUND MASTER, LLC

	For the Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October, 31, 2005

Total Investment Returns (1)	(27.48)%		(41.15)%	(5.61)%	7.95%	7.34%

Ratios and Supplemental Data
Net Assets, End of Year (in Thousands)	$223,027		$315,452	$470,195	$479,251	$550,410
Ratio of Expenses to Average Net Assets	0.37	% (2)	0.16%	0.17%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	20.36	% (2)	8.84%	7.02%	7.36%	9.09%

Portfolio Turnover Rate	14	% (3)	87%	104%	70%	76%

(1)

Total investment return is based on net increase (decrease) in members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the period.

(2)	Annualized
(3)	Not annualized

See Notes to Financial Statements.

15   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

April 30, 2009 (unaudited)

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (95.45%)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	$2,893,352	$246,514	(e),(h)
Ansonia CDO Ltd.	1.539% due 03/25/2019 (b)	8,750,000	104,125	(d),(e),(g),(h)
Ansonia CDO Ltd.	1.035% due 10/25/2056 (b)	6,250,000	66,250	(d),(e),(g),(h)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	—	(d),(e),(h),(i)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	—	(d),(e),(h),(i)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044	8,000,000	5,778,792	(e),(g)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (b)	9,054,108	4,708,136	(e),(g)
Banc of America Commercial Mortgage, Inc.	0.439% due 02/10/2051 (b)	251,798,362	3,693,882	(e),(f),(g)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	10,000,000	1,000,000	(e)
Banc of America Commercial Mortgage, Inc.	5.121% due 07/10/2045	5,731,000	733,568	(e),(g)
Banc of America Commercial Mortgage, Inc.	5.313% due 11/10/2041 (b)	8,033,500	661,157	(e),(g)
Banc of America Commercial Mortgage, Inc.	5.154% due 07/10/2045 (b)	4,385,000	293,795	(e),(g)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	2,706,000	(e)
Bear Stearns Commercial Mortgage Securities, Inc.	5.479% due 12/11/2040	5,000,000	685,000	(e),(g)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (b)	10,000,000	8,000,000	(e)
Chase Commercial Mortgage Securities Corp.	7.239% due 02/12/2016 (b)	2,000,000	1,300,000	(e),(g)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (b)	1,299,392	1,255,862	(e)
Citi Group/ Deutsche Bank, Inc.	5.225% due 07/15/2044	8,994,000	7,821,497	(e),(g)
Citi Group/ Deutsche Bank, Inc.	0.897% due 12/11/2049 (b)	40,500,000	1,144,125	(e),(f)
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031 (b)	7,323,000	5,492,250	(e)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	5,115,000	4,194,300	(e),(g)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	2,500,000	1,750,000	(e),(g)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	6,907,000	(e)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	2,000,000	160,000	(e),(g)
Credit Suisse Mortgage Capital Certificates	5.810% due 09/15/2039 (b)	9,000,000	360,000	(e),(g)
Credit Suisse Mortgage Capital Certificates	5.810% due 09/15/2039 (b)	7,000,000	315,000	(e),(g)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049 (b)	4,000,000	100,000	(e)
Crown Castle Towers LLC	6.065% due 11/15/2036 (b)	3,490,000	2,966,500	(e)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	19,196,000	3,791,160	(e),(g)
CS First Boston Mortgage Securities Corp.	1.071% due 10/15/2039 (b)	106,601,789	2,380,631	(e),(f),(g)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	2,400,000	1,994,239	(e)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	17,523,000	888,696	(e),(g)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	6,025,000	818,500	(e)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	572,000	(e)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040	5,000,000	550,000	(e),(g)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036 (b)	7,767,000	524,085	(e),(g)
CS First Boston Mortgage Securities Corp.	5.100% due 08/15/2038	4,000,000	510,000	(e),(g)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040 (b)	5,000,000	475,000	(e),(g)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	4,479,000	447,900	(d),(e),(g)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	3,500,000	420,000	(e),(g)

16    |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

April 30, 2009 (unaudited)

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	$2,000,000	$148,000	(e),(g)
CS First Boston Mortgage Securities Corp.	4.783% due 07/15/2036 (b)	3,923,000	131,421	(e),(g)
CS First Boston Mortgage Securities Corp.	5.638% due 07/15/2036 (b)	2,000,000	80,000	(e),(g)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (b)	8,200,000	5,330,000
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031 (b)	2,100,000	1,900,710	(e),(g)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	12,800,000	1,731,000	(d),(e)
DLJ Commercial Mortgage Corp.	8.338% due 11/10/2033	7,000,000	1,680,000	(e),(g)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,527,971	547,811	(d),(e)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	49,976	(d),(e)
DR Structured Finance Corp.	8.375% due 08/15/2015	392,791	112,377	(d),(e)
DR Structured Finance Corp.	6.660% due 08/15/2010	161,927	64,771	(d),(e)
First Union-Lehman Brothers-Bank of America	6.730% due 11/18/2035	2,600,000	2,574,848	(e)
First Union National Bank Commercial Mortgage Corp.	6.155% due 08/15/2033 (b)	1,480,000	740,000	(e)
GE Capital Commercial Mortgage Corp.	3.915% due 11/10/2038	4,642,759	4,481,771	(e)
GE Capital Commercial Mortgage Corp.	0.526% due 01/10/2038 (b)	134,277,246	2,694,542	(e),(f),(g)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	2,521,899	(e),(g)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	1,106,115	(e),(g)
GE Capital Commercial Mortgage Corp.	5.334% due 11/10/2045	5,481,000	739,935	(e),(g)
GE Capital Commercial Mortgage Corp.	5.112% due 07/10/2045 (b)	5,000,000	511,000	(e),(g)
GE Capital Commercial Mortgage Corp.	5.212% due 05/10/2043 (b)	2,972,000	201,204	(e),(g)
GE Capital Commercial Mortgage Corp.	5.196% due 06/10/2048 (b)	2,200,000	88,000	(e),(g)
GE Capital Commercial Mortgage Corp.	5.791% due 12/10/2049 (b)	3,000,000	60,000	(d),(e),(g)
GMAC Commercial Mortgage Securities, Inc.	7.657% due 04/15/2034 (b)	3,710,000	1,669,500	(e),(g)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (b)	7,835,805	1,175,371	(e)
GS Mortgage Securities Corp. II	0.699% due 07/10/2039 (b)	174,472,081	2,792,949	(e),(f),(g)
GS Mortgage Securities Corp. II	5.701% due 12/20/2049 (b)	5,000,000	753,000	(d),(e),(g),(h)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028 (b)	2,000,000	700,000	(e),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	15,005,000	337,613	(e),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	8,752,000	175,040	(d),(e),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	4,275,000	106,875	(d),(e)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	2,500,000	75,000	(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	5,954,725	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.573% due 05/15/2045	236,212,786	4,640,164	(e),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.827% due 02/15/2051	4,370,000	3,776,331	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.455% due 05/15/2047	231,976,378	3,658,731	(e),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.282% due 06/12/2047	312,705,464	3,593,298	(e),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.605% due 02/15/2051	167,983,242	2,794,401	(e),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.350% due 01/12/2043	10,000,000	1,100,000	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp	5.405% due 06/12/2041	4,000,000	1,000,000	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.150% due 11/15/2035 (b)	4,954,500	891,810	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.460% due 07/15/2041 (b)	7,631,000	763,100	(e),(g)

17    |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

April 30, 2009 (unaudited)

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.626% due 10/12/2035 (b)	$4,469,750	$625,765	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	457,213	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 02/15/2051	2,382,000	332,051	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.350% due 01/12/2043 (b)	2,770,000	263,150	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.366% due 08/12/2037 (b)	2,910,000	234,255	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	9,507,000	190,121	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	9,793,000	41,326	(d),(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.796% due 05/15/2047 (b)	5,500,000	220,000	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.147% due 08/15/2042 (b)	2,500,000	162,500	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 02/15/2051 (b)	3,600,000	152,640	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.581% due 05/15/2045 (b)	2,000,000	150,600	(e),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 02/15/2051	800,000	126,080	(e),(g)
LB UBS Commercial Mortgage Trust	5.532% due 03/15/2032	6,300,000	5,794,236	(e)
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040	6,000,000	4,471,974	(e)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031	3,000,000	3,047,160
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	5,091,000	2,036,400	(e),(g)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	1,394,250	(e),(g)
LB UBS Commercial Mortgage Trust	6.242% due 07/15/2040 (b)	19,095,000	834,452	(d),(e),(g)
LB UBS Commercial Mortgage Trust	5.098% due 07/15/2037 (b)	11,052,000	824,160	(e),(g)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	280,800	(e),(g)
LB UBS Commercial Mortgage Trust	5.098% due 07/15/2037 (b)	3,618,000	198,990	(e),(g)
Merrill Lynch / Countrywide Commercial Mortgage	0.538% due 08/12/2048	239,291,376	3,907,150	(e),(f),(g)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029	19,000,000	15,200,000	(e),(g)
Merrill Lynch Mortgage Trust	5.205% due 07/12/2038 (b)	5,500,000	572,550	(e),(g)
Merrill Lynch Mortgage Trust	5.242% due 11/12/2037 (b)	3,579,000	275,230	(e),(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	257,250	(e),(g)
Merrill Lynch Mortgage Trust	5.411% due 09/12/2042 (b)	3,200,000	224,960	(e),(g)
Merrill Lynch Mortgage Trust	5.205% due 07/12/2038 (b)	2,500,000	195,250	(e),(g)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	3,107,000	179,274	(e),(g)
Prudential Securities Secured Financing	6.953% due 04/15/2013	3,000,000	2,400,000	(e),(g)
Salomon Brothers Mortgage Securities	6.919% due 05/18/2032 (b)	1,000,000	750,000	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.736% due 06/15/2049	8,200,000	6,918,045	(e),(g)
Wachovia Bank Commercial Mortgage Trust	1.651% due 10/15/2017 (b)	9,430,000	5,658,000	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	3,749,900	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047	5,000,000	3,399,835	(e)
Wachovia Bank Commercial Mortgage Trust	0.259% due 04/15/2047 (b)	145,137,800	1,342,234	(e),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (b)	2,500,000	1,300,000	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.140% due 11/15/2035 (b)	14,396,000	1,221,947	(e),(g)

18    |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

April 30, 2009 (unaudited)

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	$8,918,000	$901,610	(e)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	6,688,000	577,174	(e)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035 (b)	6,327,000	442,890	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (b)	5,189,000	428,093	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.395% due 10/15/2041 (b)	3,493,000	358,033	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.828% due 12/15/2043 (b)	12,500,000	312,500	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.385% due 10/15/2035 (b)	5,000,000	312,500	(e),(g)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (b)	4,036,500	231,695	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.955% due 10/15/2048 (b)	5,000,000	225,000	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.965% due 10/15/2048 (b)	5,000,000	175,000	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.741% due 06/15/2049 (b)	3,000,000	120,600	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.291% due 04/15/2042 (b)	1,000,000	79,400	(e),(g)
Wachovia Bank Commercial Mortgage Trust	5.776% due 04/15/2047 (b)	2,000,000	60,000	(d),(e),(g)
Total Commercial Mortgage-Backed Securities (Cost $555,228,290)			212,883,495
CORPORATE BOND (1.00%)
Hospitality Properties Trust	9.125% due 07/15/2010	2,500,000	2,230,175	(e)
Total Corporate Bond (Cost $2,606,732)			2,230,175
UNITED STATES GOVERNMENT OBLIGATION (1.34%)
US Treasury Note	1.875% due 04/30/2014	3,000,000	2,980,311
Total United States Government Obligation (Cost $2,981,377)			2,980,311
TOTAL SECURITIES (97.79%) (Cost $560,816,399) (c)			218,093,981
OTHER ASSETS, NET OF LIABILITIES (2.21%)			4,933,132
NET ASSETS (100.00%)			$223,027,113

(a)	See Notes to Financial Statements.
(b)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2009 was $96,765,565 or 43.39% of net assets. See Note B5.

(c)

The cost for federal income tax purposes was $560,816,399. At April 30, 2009 net unrealized depreciation for all securities based on tax cost was $342,722,418. This consisted of aggregate gross unrealized appreciation for all securities of $2,911,530 and aggregate gross unrealized depreciation for all securities of $345,633,948.

(d)	Illiquid security. At April 30, 2009, illiquid securities in aggregate had a value of $4,052,250 which represented 1.82% of the Master Fund’s net assets.
(e)

Fair valued security. At April 30, 2009, fair valued securities represented 92.70% of the Master Fund’s net assets. The value of such securities was determined by management primarily by using a pricing tool which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. See Note B1.

(f)

Interest-only security. At April 30, 2009 interest-only securities in aggregate had a value of $32,642,107 which represented 14.64% of the Master Fund’s net assets. See Note I, which explains risk factors associated with the Master Fund.

(g)	Variable rate security.
(h)

CDO security. At April 30, 2009 collateralized debt obligations in aggregate had a value of $1,169,889 which represented 0.52% of the Master Fund’s net assets. See Note I, which explains risk factors associated with the Master Fund.

(i)	Defaulted security

19    |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

SUMMARY OF RATINGS (unaudited)
CLARION VALUE FUND MASTER, LLC

April 30, 2009

	Portfolio Distribution by Rating (a)

Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+ to B-	CCC+ to CCC-	D	NR	Total

Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	—	—	—	—	0.11	0.08	—	—	—	0.19
Banc of America Commercial Mortgage, Inc.	4.25	—	0.33	2.86	0.13	—	—	—	—	7.57
Bank of America-First Union National Bank Commercial Mortgage, Inc.	—	—	—	1.21	—	—	—	—	—	1.21
Bear Stearns Commercial Mortgage Securities	—	—	0.30	—	—	—	—	—	—	0.30
Chase Commercial Mortgage Securities Corp.	—	—	4.17	0.56	—	—	—	—	—	4.73
Citigroup/Deutsche Bank Commercial Mortgage Trust	3.51	—	—	0.51	—	—	—	—	—	4.02
Commercial Mortgage Acceptance Corp.	—	—	1.88	3.24	—	—	—	—	—	5.12
Commercial Mortgage Pass-Through Certificates	3.10	—	—	0.07	—	—	—	—	—	3.17
Credit Suisse Mortgage Capital Certificates	—	—	—	—	—	0.30	0.04	—	—	0.34
Crown Castle Towers LLC	—	—	—	1.33	—	—	—	—	—	1.33
CS First Boston Mortgage Securities Corp.	1.96	—	0.69	1.27	1.98	0.26	—	—	—	6.16
DLJ Commercial Mortgage Corp.	—	—	2.39	0.85	0.75	0.78	—	—	—	4.77
DR Structure Finance Corp.	—	—	—	—	—	—	—	0.35	—	0.35
First Union-Lehman Brothers-Bank of America	1.15	—	—	—	—	—	—	—	—	1.15
First Union National Bank Commercial Mortgage Corp.	—	—	0.33	—	—	—	—	—	—	0.33
GE Capital Commercial Mortgage Corp.	4.35	0.50	0.56	0.04	0.09	0.03	—	—	—	5.57
GMAC Commercial Mortgage Securities Inc.	—	—	—	0.75	0.53	—	—	—	—	1.28
GS Mortgage Securities Corp. II	1.25	—	0.34	0.31	—	0.05	0.26	—	—	2.21
J.P. Morgan Chase Commercial Mortgage Securities Corp.	10.94	0.66	0.61	0.99	0.65	0.10	0.02	—	—	13.97
LB UBS Commercial Mortgage Trust	5.98	0.63	—	1.04	0.46	0.37	—	—	—	8.48
Merrill Lynch / Countrywide Commercial Mortgage	1.75	—	—	—	—	—	—	—	—	1.75
Merrill Lynch Mortgage Trust	—	—	0.26	0.31	7.01	—	—	—	—	7.58
Prudential Securities Secured Financing Corp	—	—	1.08	—	—	—	—	—	—	1.08
Salomon Brothers Mortgage Securities	—	—	0.34	—	—	—	—	—	—	0.34
Wachovia Bank Commercial Mortgage Trust	5.22	2.26	2.54	0.20	1.93	0.13	0.17	—	—	12.45
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	43.46	4.05	15.82	15.54	13.64	2.10	0.49	0.35	—	95.45
TOTAL CORPORATE BONDS	—	—	—	1.00	—	—	—	—	—	1.00
TOTAL U.S. GOVERNMENT OBLIGATION	1.34	—	—	—	—	—	—	—	—	1.34
TOTAL SECURITIES	44.80	4.05	15.82	16.54	13.64	2.10	0.49	0.35	—	97.79	(b)

(a)	Split rated bonds shown at lowest rating.
(b)	Calculated as a percentage of Net Assets.

20   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital
April 30, 2009 (unaudited)

Assets
Investments, at Fair Value (Cost $560,816,399)	$218,093,981
Cash	2,936,953
Interest Receivable	3,981,700
Receivable for Securities Sold	2,349,066
Due from Broker	78,342
Other Assets	3,110

Total Assets	$227,443,152

Liabilities
Payable for Securities Purchased	$4,193,223
Other Accrued Expenses	65,833
Accrued Audit Fees	53,535
Accrued Legal Fees	52,908
Accrued Administrative Fees - Note D	31,364
Accrued Custodian Fees - Note D	19,176

Total Liabilities	4,416,039

Members’ Capital	$223,027,113

Members’ Capital
Represented by:
Net Capital	$565,749,531
Accumulated Net Unrealized Depreciation on Investments	(342,722,418)

Total Members’ Capital	$223,027,113

See Notes to Financial Statements.

21   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement Of Operations
For the Six Months Ended April 30, 2009 (unaudited)

Investment Income
Interest	$22,281,501

Expenses
Administrative Fees - Note D	71,950
Legal Fees	120,000
Insurance Expense	56,141
Audit Fees	87,293
Custodian Fees - Note D	19,358
Directors’ Fees	10,435
Other	36,448

Total Expenses	401,625

Net Investment Income	21,879,876

Realized and Unrealized Loss on Investments
Net Realized Loss on Investments	(9,457,090)
Net Change in Unrealized Depreciation on Investments	(99,911,295)

Net Loss on Investments	(109,368,385)

Net Decrease in Members’ Capital Resulting from Operations	$(87,488,509)

See Notes to Financial Statements.

22   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Decrease in Members’ Capital Resulting from Operations:
Net Investment Income	$21,879,876	$38,407,407
Net Realized Loss on Investments and Swaps	(9,457,090)	(51,776,870)
Net Change in Unrealized Depreciation on Investments and Swaps	(99,911,295)	(196,528,943)

Net Decrease in Members’ Capital Resulting from Operations	(87,488,509)	(209,898,406)

Contributions/Withdrawals:
Contributions	26,830,866	171,198,207
Withdrawals	(31,767,212)	(116,042,969)

Net Contributions/Withdrawals	(4,936,346)	55,155,238

Total Decrease in Members’ Capital	(92,424,855)	(154,743,168)

Members’ Capital:
Beginning of Year	315,451,968	470,195,136

End of Year	$223,027,113	$315,451,968

See Notes to Financial Statements.

23   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement of Cash Flows
For the Six Months Ended April 30, 2009 (unaudited)

Cash Flows from Operating Activities:
Net Decrease in Members’ Capital Resulting from Operations	$(87,488,509)
Adjustments to Reconcile Net Decrease in Members’ Capital Resulting from Operations to Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(50,042,367)
Proceeds from Sale of Securities	34,686,824
Adjustment to Cost of Interest Only Securities	2,459,500
Net Amortization of Premium and Accretion of Discount	(2,505,990)
Net Paydown Gain on Securities	(22,291)
Net Change in Unrealized Depreciation on Investments	99,911,295
Net Realized Loss on Investments	9,457,090
Net Change in Operating Assets and Liabilities:
Decrease on Other Assets	29,005
Increase in Payable for Securities Purchased	4,193,223
Increase in Interest Receivable	(74,888)
Decrease in Accrued Audit Fees	(25,707)
Decrease in Subscription Receivable	100,500
Decrease in Redemption Payable	(10,589)
Increase in Receivable for Securities Sold	(2,349,066)
Increase in Accrued Legal Fees	28,326
Increase in Due from Broker	(597)
Increase in Accrued Custodian Fees	3,498
Decrease in Cash Distribution Payable	(531,240)
Decrease in Accrued Administrative Fees	(4,720)
Increase in Accrued Expenses	60,002

Net Cash Provided by Operating Activities	7,873,299

Cash Flows from Financing Activities:
Contributions	26,830,866
Withdrawals	(31,767,212)

Net Cash Used in Financing Activities	(4,936,346)

Net Increase in Cash	2,936,953
Cash at Beginning of Period	—

Cash at End of Period	$2,936,953

See Notes to Financial Statements.

24   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

April 30, 2009 (unaudited)

A.

Organization: Clarion Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. ING Clarion Capital, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “feeder funds”) investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

B.

Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of certain CMBS securities are determined through the use of a pricing tool that uses as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing tool incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Observable market data that is available provides the basis for certain points in the pricing tool while interpolation methods are used to determine price points for ratings and vintages for which observable market data is not available.

The Master Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Master Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the primary market for the investment/liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

25   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

	1.	Security Valuation (continued):

The following is a summary of the inputs used as of April 30, 2009 in valuing the Master Fund’s Investments carried at fair value:

Valuation inputs	Investments in Securities

Level 1 - Quoted Prices	$2,980,311
Level 2 - Other Significant Observable Inputs	69,030,847
Level 3 - Significant Unobservable Inputs	146,082,823
Total	$218,093,981

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 10/31/08	$241,840,796
Realized gain (loss)	(2,967,164)
Change in unrealized appreciation (depreciation)	(103,770,050)
Net amortization/accretion	173,952
Net purchases (sales)	6,101,401
Net Transfers in and/or out of Level3	4,703,888
Balance as of 4/30/09	$146,082,823

2.

Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets will be managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.

The adoption of FIN 48 had no impact on the operations of the Master Fund for the period ended April 30, 2009. Management has analyzed the Master Fund’s tax positions for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the financial statements. The Master Fund’s Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income tax in any states.

As of and during the period ended April 30, 2009, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.

26   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

3.

Repurchase Agreements: The Master Fund may purchase securities or other obligations from a bank or securities dealer, subject to the seller’s agreement to repurchase them at an agreed upon date (or on demand) and price. In connection with transactions involving repurchase agreements, the Master Fund’s custodian takes possession of the underlying collateral, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2009.

4.

Interest Rate Swap Contracts: The Master Fund may enter into swap contracts. An interest rate swap contract is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Master Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Master Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlements in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Master Fund in accordance with the terms of the contract. Changes in the value of swap contracts are recorded as unrealized gains or losses on the Statement of Operations. Periodic cash settlements received or made by the Master Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The Master Fund bears the market risk arising from any change in interest rates. There were no swap contracts outstanding at April 30, 2009.

5.

Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. As of April 30, 2009, the Master Fund held $96,765,565 of restricted securities.

6.

Secured Borrowings and Collateral: The Master Fund may post collateral with counterparties as a result of the interest rate swaps that the Master Fund might enter into. The Master Fund records this collateral in the Statement of Assets and Liabilities within due from broker. Conversely, at times the Master Fund may also hold pledged collateral in the form of U.S. Treasury bills posted with the Master Fund as a result of interest rate swap transactions. The Master Fund has the right to re-pledge or sell this collateral as determined by the contractual agreements between the parties. As of April 30, 2009, the Master Fund did not post any collateral or hold any pledged collateral.

7.

Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C.

Advisory Services: ING Clarion Capital, LLC (the “Adviser”) is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services, which is currently only charged at the feeder funds’ level. Advisory fees, however, may be charged at both the Master Fund and feeder funds, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. For the six months ended April 30, 2009, no such fees were paid by the Master Fund.

27   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.

Purchases and Sales: For the six months ended April 30, 2009, the Master Fund made purchases of $47,060,990 and sales of $28,717,849 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $2,981,377 and sales of $92,324 of long-term U.S. Government securities during the period.

F.

Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.

Other: At April 30, 2009, Clarion Value Fund, Inc., Clarion Fund PLC and Clarion Value Reserve (BVI) L.P. are the only investors invested in the Master Fund, and own 90.2%, 6.2% and 3.6% of the Members’ Capital of the Master Fund, respectively.

H.

Recently Issued Accounting Pronouncements: On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the impact that SFAS 161 will have on the Master Fund’s financial statements.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Master Fund’s financial statements and needed disclosures.

I.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.

Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

28   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

I.	Risk Factors (continued):

2.

Market Illiquidity: The Master Fund may invest in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

3.

Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.

Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the net asset value of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the net asset value of the Master Fund.

All of the risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

29   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FUND EXPENSES (unaudited)
CLARION VALUE FUND MASTER, LLC

As a shareholder of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Clarion Value Fund Master, LLC
Actual	$1,000.00	$725.18	0.37%	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.37%	$1.88

*

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 4/30/09. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2730 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

30   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

OFFICERS AND DIRECTORS (unaudited)

Unless otherwise noted, the address of all Officers and Directors is c/o Clarion Value Fund Master, LLC, 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	3	Clarion Value Fund Master, LLC; Clarion Total Return Fund

James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Independent consultant to hedge funds who is currently engaged as a senior advisor of FrontPoint Partners, LLC; formerly, Founder principal of GlobeOp Financial Services, LLC	3	Clarion Value Fund Master, LLC; Clarion Total Return Fund; Various Rubicon Fund Management and GSA Capital fund entities.

Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Tech- nologies, LLC	3	Clarion Value Fund Master, LLC; Clarion Total Return Fund

*	Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, ING Clarion Partners, LLC	2	Clarion Value Fund Master, LLC

Daniel Heflin	President, CEO and Director	Director since July 1997	President and CEO, ING Clarion Capital, LLC	3	Clarion Value Fund Master, LLC; Clarion Total Return Fund; ING Clarion Capital, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 28, 2009, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

31   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

OFFICERS AND DIRECTORS (unaudited) (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years

Daniel Heflin	President, CEO and Director	President and CEO, ING Clarion Capital, LLC

Stephen Baines	Vice President	Chief Investment Officer, ING Clarion Capital, LLC

Jerry Chang	Chief Compliance Officer	Chief Financial Officer, ING Clarion Capital, LLC; formerly, Vice President, Strategic Value Partners, LLC

Joanne M. Vitale	Vice President	Director, ING Clarion Partners, LLC; formerly, Senior Vice President, ING Clarion Partners, LLC; Vice President, ING Clarion Partners, LLC

32   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

CONTACT INFORMATION

Investment Adviser
ING Clarion Capital, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator
The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian
The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

33   |

SEMI-ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

ING REAL ESTATE GLOBAL NETWORK

AUSTRALIA
BELGIUM
CANADA
CHINA
CZECH REPUBLIC
FRANCE
GERMANY
HUNGARY
ITALY
JAPAN
POLAND
ROMANIA
SINGAPORE
SOUTH KOREA
SPAIN
SWEDEN
TAIWAN
THAILAND
THE NETHERLANDS
UK
USA

ING Clarion
230 Park Avenue 12th Floor, New York, NY 10169
T: 212.883.2500 F: 212.883.2700

34   |

WWW.INGCLARION.COM

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	July 7, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	July 7, 2009

By:	/s/ Jerry Chang

Name:	Jerry Chang

Title:	Chief Financial Officer

Date:	July 7, 2009